Statutory Requirements (Tables)	12 Months Ended
Dec. 31, 2023
Statutory Requirements
Schedule of maximum dividend capacity available

Based on the surplus and net earnings (loss) of the primary insurance and reinsurance subsidiaries as at and for the year ended December 31, 2023, the maximum dividend capacity available in 2024 at each of those subsidiaries, payable to all shareholders (including non-controlling interests) is as follows:

December 31,
2023
North American Insurers
Northbridge(1)	572.6
Crum & Forster	228.2
Zenith National	205.3
1,006.1

Global Insurers and Reinsurers
Allied World	1,231.2
Odyssey Group	554.9
Brit	125.7
1,911.8

International Insurers and Reinsurers
Gulf Insurance	84.9
3,002.8
(1)	Subject to prior regulatory approval.